Administrative Expenses - Summary of Expenses by Nature and Function (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	$ (818,639,775)	$ (697,981,452)	$ (660,552,321)
Fees and Remunerations for Services
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(73,045,462)	(48,971,100)	(55,796,774)
Directors’ and Syndics’ Fees
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(10,684,662)	(8,552,987)	(9,173,427)
Advertising and Marketing
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(40,914,913)	(33,812,362)	(31,430,430)
Taxes
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(230,513,140)	(208,523,038)	(173,668,762)
Maintenance and Repairs of Assets and Systems
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(132,007,374)	(99,898,792)	(102,705,297)
Electricity and Communications
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(35,946,589)	(32,336,111)	(34,197,744)
Representation and Travel Expenses
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(2,486,273)	(1,912,425)	(1,715,423)
Stationery and Office Supplies
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(3,940,758)	(3,287,831)	(2,432,877)
Rentals
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(1,546,846)	(1,495,063)	(2,605,430)
Administrative Services under Contract
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(152,304,596)	(125,130,980)	(120,562,351)
Security
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(19,054,565)	(16,574,082)	(15,676,901)
Insurance
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(6,184,544)	(4,983,074)	(5,923,557)
Armored Transportation Services
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(39,401,832)	(42,760,406)	(41,134,999)
Others
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	$ (70,608,221)	$ (69,743,201)	$ (63,528,349)